SIGNIFICANT ACCOUNTING POLICIES (Schedule of timing of revenues by timing of revenue recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,853	$ 5,577	[1]	$ 2,982	[1]
Revenue Recognized At A Point In Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,519	3,299		1,562
Revenue Recognized Over Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,334	$ 2,278		$ 1,420

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.